UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

June 30, 2007

1.803299.103

MAG-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.3%
General Motors Corp.	4,000,000	$ 151,200
Distributors - 0.2%
Li & Fung Ltd.	20,000,000	72,002
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,000,000	58,430
New Oriental Education & Technology Group, Inc. sponsored ADR	2,158,400	115,949
		174,379
Hotels, Restaurants & Leisure - 2.0%
Ctrip.com International Ltd. sponsored ADR	4,011,854	315,452
Life Time Fitness, Inc. (a)	900,000	47,907
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (d)	274,700	3,450
Royal Caribbean Cruises Ltd.	2,000,000	85,960
Starbucks Corp. (a)	11,562,616	303,403
Starwood Hotels & Resorts Worldwide, Inc.	1,973,827	132,385
		888,557
Household Durables - 0.8%
Lennar Corp. Class A	8,896,376	325,252
Syntax-Brillian Corp. (a)(d)(e)	7,000,000	34,440
		359,692
Internet & Catalog Retail - 0.2%
Expedia, Inc. (a)	1,800,000	52,722
FTD Group, Inc.	422,400	7,776
Submarino SA	1,000,000	41,600
		102,098
Media - 1.1%
Cinemark Holdings, Inc.	238,900	4,274
Live Nation, Inc. (a)	1,782,864	39,900
McGraw-Hill Companies, Inc.	1,332,000	90,683
News Corp.:
Class A	3,000,000	63,630
Class B (d)	4,000,000	91,760
Omnicom Group, Inc.	1,403,352	74,265
Time Warner, Inc.	5,000,000	105,200
		469,712
Multiline Retail - 1.2%
Daiei, Inc. (a)(d)(e)	10,000,000	105,716
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.	2,000,000	$ 144,760
Target Corp.	4,041,700	257,052
		507,528
Specialty Retail - 2.6%
Staples, Inc. (e)	37,418,000	887,929
Yamada Denki Co. Ltd.	2,509,100	262,400
		1,150,329
Textiles, Apparel & Luxury Goods - 0.7%
Asics Corp.	2,500,000	30,915
NIKE, Inc. Class B	3,597,000	209,669
Polo Ralph Lauren Corp. Class A	650,000	63,772
		304,356
TOTAL CONSUMER DISCRETIONARY		4,179,853
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	5,841,972	212,940
United Natural Foods, Inc. (a)(e)	4,143,500	110,134
Walgreen Co.	2,645,900	115,202
		438,276
Food Products - 0.7%
Bunge Ltd.	1,000,000	84,500
Cosan SA Industria E Comercio (a)	3,000,000	49,298
Flowers Foods, Inc.	1,000,000	33,360
Nestle SA (Reg.)	336,600	128,783
		295,941
Personal Products - 0.3%
Avon Products, Inc.	3,543,147	130,211
Bare Escentuals, Inc.	76,400	2,609
		132,820
TOTAL CONSUMER STAPLES		867,037
ENERGY - 9.2%
Energy Equipment & Services - 2.1%
GlobalSantaFe Corp.	600,000	43,350
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	10,219,904	$ 868,079
Smith International, Inc.	557,200	32,674
		944,103
Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	1,953,610	159,395
Arch Coal, Inc. (e)	7,801,233	271,483
Canadian Natural Resources Ltd.	12,909,300	857,752
Chesapeake Energy Corp.	3,000,000	103,800
EOG Resources, Inc.	2,727,200	199,249
Gazprom OAO sponsored ADR	2,000,000	83,700
Peabody Energy Corp. (e)	19,079,338	923,058
Plains Exploration & Production Co. (a)	295,000	14,104
Sibir Energy PLC	3,000,000	26,025
Suncor Energy, Inc.	2,649,400	238,664
Teekay Corp.	340,000	19,689
Valero Energy Corp.	3,000,000	221,580
		3,118,499
TOTAL ENERGY		4,062,602
FINANCIALS - 14.8%
Capital Markets - 4.2%
Charles Schwab Corp.	5,000,000	102,600
E*TRADE Securities Co. Ltd. (d)	88,000	93,602
Evercore Partners, Inc. Class A	87,600	2,608
Franklin Resources, Inc.	2,110,800	279,618
Investors Financial Services Corp.	1,892,282	116,697
MCF Corp. (a)	105,086	528
Merrill Lynch & Co., Inc.	6,342,900	530,140
Morgan Stanley	500,000	41,940
Nomura Holdings, Inc.	4,949,500	96,119
State Street Corp.	6,933,800	474,272
T. Rowe Price Group, Inc.	2,000,000	103,780
		1,841,904
Commercial Banks - 0.8%
SVB Financial Group (a)	494,900	26,284
Wachovia Corp.	2,146,094	109,987
Wells Fargo & Co.	5,922,400	208,291
		344,562
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
American Express Co.	5,427,216	$ 332,037
Diversified Financial Services - 0.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	200,000	106,872
Freedom Acquisition Holdings, Inc. unit	571,000	8,137
Hyde Park Acquisition Corp. unit	200,000	1,800
Moody's Corp.	1,000,000	62,200
The NASDAQ Stock Market, Inc. (a)(d)	1,000,000	29,710
		208,719
Insurance - 7.4%
ACE Ltd.	1,270,860	79,454
American International Group, Inc.	13,326,470	933,253
Berkshire Hathaway, Inc. Class A (a)	557	60,978
China Life Insurance Co. Ltd. (H Shares)	170,000,000	608,260
Endurance Specialty Holdings Ltd.	555,800	22,254
Hartford Financial Services Group, Inc.	3,000,000	295,530
MetLife, Inc. (d)	7,000,000	451,360
Prudential Financial, Inc.	4,500,000	437,535
Samsung Fire & Marine Insurance Co. Ltd.	200,000	38,534
T&D Holdings, Inc.	1,000,000	67,636
W.R. Berkley Corp.	1,856,250	60,402
Willis Group Holdings Ltd.	2,000,000	88,120
XL Capital Ltd. Class A	1,512,400	127,480
		3,270,796
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	2,604,700	137,294
General Growth Properties, Inc.	224,200	11,871
Kimco Realty Corp.	679,800	25,880
		175,045
Real Estate Management & Development - 0.7%
GAGFAH SA	99,700	2,179
Mitsubishi Estate Co. Ltd.	2,000,000	54,401
Mitsui Fudosan Co. Ltd.	8,000,000	224,748
Move, Inc. (a)	4,000,000	17,920
		299,248
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,425,000	76,950
TOTAL FINANCIALS		6,549,261
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.6%
Biotechnology - 2.9%
Biogen Idec, Inc. (a)	3,118,300	$ 166,829
Celgene Corp. (a)	3,000,000	171,990
Genentech, Inc. (a)	2,934,000	221,986
Gilead Sciences, Inc. (a)	13,479,396	522,596
OSI Pharmaceuticals, Inc. (a)(e)	3,198,900	115,832
Theravance, Inc. (a)	2,000,000	64,000
		1,263,233
Health Care Equipment & Supplies - 1.7%
American Medical Systems Holdings, Inc. (a)(d)	1,000,000	18,040
Becton, Dickinson & Co.	4,000,000	298,000
C.R. Bard, Inc.	1,069,300	88,356
Gen-Probe, Inc. (a)	500,000	30,210
Greatbatch, Inc. (a)(e)	2,181,700	70,687
Medtronic, Inc.	2,000,000	103,720
Mentor Corp. (e)	3,094,971	125,903
Mindray Medical International Ltd. sponsored ADR	51,400	1,569
		736,485
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (d)	3,085,300	140,597
Henry Schein, Inc. (a)	1,000,000	53,430
LHC Group, Inc. (a)	500,000	13,100
VCA Antech, Inc. (a)	1,000,000	37,690
		244,817
Health Care Technology - 0.0%
Cerner Corp. (a)	400,000	22,188
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (a)	28,700	714
Charles River Laboratories International, Inc. (a)	1,804,700	93,159
Covance, Inc. (a)	1,500,000	102,840
Millipore Corp. (a)	500,000	37,545
Pharmaceutical Product Development, Inc.	2,500,000	95,675
Thermo Fisher Scientific, Inc. (a)	2,471,500	127,826
Waters Corp. (a)	4,198,600	249,229
		706,988
Pharmaceuticals - 3.8%
Allergan, Inc.	12,497,252	720,342
Chugai Pharmaceutical Co. Ltd.	8,322,600	149,680
Johnson & Johnson	3,887,100	239,523
Matrixx Initiatives, Inc. (a)	400,000	8,372
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. Class A (d)	2,000,000	$ 61,080
Merck & Co., Inc.	7,837,525	390,309
Novartis AG sponsored ADR	1,613,800	90,486
Xenoport, Inc. (a)	800,000	35,536
		1,695,328
TOTAL HEALTH CARE		4,669,039
INDUSTRIALS - 15.0%
Aerospace & Defense - 2.6%
BE Aerospace, Inc. (a)	1,784,410	73,696
General Dynamics Corp.	1,000,000	78,220
Honeywell International, Inc.	6,795,400	382,445
Raytheon Co.	2,000,000	107,780
Raytheon Co. warrants 6/16/11 (a)	204,836	3,777
Rockwell Collins, Inc.	3,000,000	211,920
United Technologies Corp.	4,200,000	297,906
		1,155,744
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	4,000,000	210,080
Expeditors International of Washington, Inc.	6,231,600	257,365
FedEx Corp.	503,100	55,829
Forward Air Corp.	390,000	13,295
UTI Worldwide, Inc.	2,000,000	53,580
		590,149
Airlines - 0.1%
JetBlue Airways Corp. (a)	2,230,650	26,210
Commercial Services & Supplies - 1.6%
Equifax, Inc.	6,485,262	288,075
Heidrick & Struggles International, Inc. (a)	476,228	24,402
Monster Worldwide, Inc. (a)	4,951,938	203,525
Robert Half International, Inc.	5,124,900	187,059
		703,061
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	2,000,000	75,480
Fluor Corp.	2,948,845	328,413
Infrasource Services, Inc. (a)	1,000,000	37,100
		440,993
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.9%
Emerson Electric Co.	5,464,800	$ 255,753
Q-Cells AG	991,800	86,162
Renewable Energy Corp. AS (d)	15,351,000	598,713
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	7,267,400	265,042
Vestas Wind Systems AS (a)	1,000,000	66,199
		1,271,869
Industrial Conglomerates - 0.6%
Tyco International Ltd.	8,000,000	270,320
Machinery - 2.3%
Actuant Corp. Class A	500,000	31,530
Caterpillar, Inc.	2,000,000	156,600
Cummins, Inc.	500,000	50,605
Danaher Corp.	3,000,000	226,500
Dover Corp.	1,000,000	51,150
Hyundai Mipo Dockyard Co. Ltd.	460,000	127,965
Illinois Tool Works, Inc.	1,000,000	54,190
Joy Global, Inc.	2,700,000	157,491
Mueller Water Products, Inc. Class B	3,304,885	49,573
Trinity Industries, Inc.	2,250,000	97,965
Trivest 1992 Special Fund Ltd. (a)(f)	26,600,000	133
		1,003,702
Marine - 0.2%
Alexander & Baldwin, Inc.	1,633,707	86,766
Road & Rail - 2.3%
Burlington Northern Santa Fe Corp.	7,000,000	595,980
Canadian National Railway Co.	2,000,000	101,760
Landstar System, Inc.	904,300	43,632
Localiza Rent a Car SA	4,500,000	50,759
Union Pacific Corp.	2,000,000	230,300
		1,022,431
Trading Companies & Distributors - 0.1%
Watsco, Inc.	500,000	27,200
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd. (d)	1,000,000	6,910
TOTAL INDUSTRIALS		6,605,355
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 11.7%
Alcatel-Lucent SA sponsored ADR	8,664,000	$ 121,296
Cisco Systems, Inc. (a)	14,950,300	416,366
Corning, Inc. (a)	75,000,000	1,916,250
Foxconn International Holdings Ltd. (a)	5,000,000	14,324
Juniper Networks, Inc. (a)	2,817,200	70,909
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	204
Nokia Corp. sponsored ADR	92,372,400	2,596,590
		5,135,939
Computers & Peripherals - 3.2%
Apple, Inc. (a)	5,223,900	637,525
Dell, Inc. (a)	3,000,000	85,650
Hewlett-Packard Co.	6,000,000	267,720
SanDisk Corp. (a)	500,000	24,470
Seagate Technology	18,221,213	396,676
		1,412,041
Electronic Equipment & Instruments - 2.2%
Agilent Technologies, Inc. (a)	2,500,000	96,100
Amphenol Corp. Class A	4,419,900	157,569
FLIR Systems, Inc. (a)(e)	4,000,000	185,000
Hon Hai Precision Industry Co. Ltd. (Foxconn)	30,000,000	260,232
Ingram Micro, Inc. Class A (a)	1,751,600	38,027
Jabil Circuit, Inc.	3,000,000	66,210
Nippon Electric Glass Co. Ltd.	7,500,000	132,450
Rofin-Sinar Technologies, Inc. (a)	600,000	41,400
		976,988
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (a)	4,525,400	220,115
Baidu.com, Inc. sponsored ADR (a)	1,260,300	211,705
comScore, Inc.	548,700	12,702
Google, Inc. Class A (sub. vtg.) (a)	2,701,000	1,413,649
Marchex, Inc. Class B (d)	2,165,000	35,333
Openwave Systems, Inc.	1,657,000	10,373
WebMD Health Corp. Class A (a)	95,700	4,505
		1,908,382
IT Services - 0.9%
Accenture Ltd. Class A	1,500,000	64,335
Cognizant Technology Solutions Corp. Class A (a)	2,000,000	150,180
Infosys Technologies Ltd. sponsored ADR	4,000,000	201,520
		416,035
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.3%
Canon, Inc.	9,500,000	$ 557,080
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp.	3,672,700	81,277
Applied Materials, Inc.	15,000,000	298,050
ASML Holding NV (NY Shares) (a)	25,307,587	694,693
Broadcom Corp. Class A (a)	9,000,000	263,250
Integrated Device Technology, Inc. (a)	4,500,000	68,715
Intersil Corp. Class A	1,000,000	31,460
KLA-Tencor Corp.	3,527,160	193,817
Lam Research Corp. (a)	499,200	25,659
LSI Corp. (a)	4,000,000	30,040
Maxim Integrated Products, Inc.	3,245,404	108,429
MediaTek, Inc.	803,000	12,558
O2Micro International Ltd. sponsored ADR (a)	700,000	7,753
SiRF Technology Holdings, Inc. (a)(d)	1,000,000	20,740
Supertex, Inc. (a)(e)	750,735	23,528
Teradyne, Inc. (a)(d)(e)	19,805,264	348,177
Texas Instruments, Inc.	1,000,000	37,630
		2,245,776
Software - 1.2%
Business Objects SA sponsored ADR (a)	2,000,000	77,680
Nuance Communications, Inc. (a)	2,000,000	33,460
Oracle Corp. (a)	20,395,000	401,985
		513,125
TOTAL INFORMATION TECHNOLOGY		13,165,366
MATERIALS - 3.0%
Chemicals - 1.9%
Ecolab, Inc.	1,000,000	42,700
Minerals Technologies, Inc.	500,000	33,475
Monsanto Co.	7,861,400	530,959
Praxair, Inc.	3,000,000	215,970
		823,104
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Arcelor Mittal (d)	6,000,000	$ 374,400
Reliance Steel & Aluminum Co.	2,000,000	112,520
		486,920
TOTAL MATERIALS		1,310,024
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	18,000,000	747,000
Embarq Corp.	333,051	21,105
Verizon Communications, Inc.	10,791,000	444,265
		1,212,370
Wireless Telecommunication Services - 2.2%
America Movil SAB de CV Series L sponsored ADR	6,000,000	371,580
American Tower Corp. Class A (a)	3,500,000	147,000
Bharti Airtel Ltd. (a)	3,000,000	62,255
Leap Wireless International, Inc. (a)	500,000	42,250
NII Holdings, Inc. (a)	4,519,100	364,872
		987,957
TOTAL TELECOMMUNICATION SERVICES		2,200,327
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	1,000,000	107,350
PPL Corp.	500,000	23,395
		130,745
Multi-Utilities - 0.1%
Sempra Energy	1,000,000	59,230
TOTAL UTILITIES		189,975
TOTAL COMMON STOCKS (Cost $31,082,911)		43,798,839
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.32% (b)	544,662,530	$ 544,663
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	390,143,563	390,144
TOTAL MONEY MARKET FUNDS (Cost $934,807)		934,807
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $32,017,718)		44,733,646
NET OTHER ASSETS - (1.5)%		(682,516)
NET ASSETS - 100%		$ 44,051,130
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,312
Fidelity Securities Lending Cash Central Fund	5,755
Total	$ 9,067
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arch Coal, Inc.	$ 239,420	$ -	$ -	$ 546	$ 271,483
BEA Systems, Inc.	233,829	-	232,374	-	-
Daiei, Inc.	144,276	-	-	-	105,716
FLIR Systems, Inc.	142,680	-	-	-	185,000
Greatbatch, Inc.	55,633	-	-	-	70,687
InPhonic, Inc.	21,800	-	10,972	-	-
Mentor Corp.	133,629	7,892	-	619	125,903
OSI Pharmaceuticals, Inc.	105,564	-	-	-	115,832
Peabody Energy Corp.	767,753	-	-	1,145	923,058
Seagate Technology	1,103,729	21,250	622,751	4,837	-
Staples, Inc.	643,881	311,629	-	-	887,929
Supertex, Inc.	33,210	-	8,567	-	23,528
Syntax-Brillian Corp.	-	40,250	-	-	34,440
TALX Corp.	95,629	-	-	-	-
Teradyne, Inc.	327,579	-	-	-	348,177
United Natural Foods, Inc.	126,957	-	-	-	110,134
Total	$ 4,175,569	$ 381,021	$ 874,664	$ 7,147	$ 3,201,887
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $32,044,899,000. Net unrealized appreciation aggregated $12,688,747,000, of which $13,437,304,000 related to appreciated investment securities and $748,557,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007